Loans Receivable (Tables)	12 Months Ended
Dec. 31, 2024
Loans Receivable [Abstract]
Schedule of Loans Receivable	Loans receivables consist of the following:
	December 31, 2024	December 31, 2023
Borrower A	-	281,694